HARRIS INSIGHT FUNDS TRUST
                            760 Moore Road
                       King of Prussia, PA 19406

March 11, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                       Harris Insight Funds Trust
                   1933 Act Registration No. 33-64915
                   1940 Act Registration No. 811-7447

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

a. the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on March 10, 2004.

Very truly yours,

Harris Insight Funds Trust


/s/ David C. Lebisky
By:  David C. Lebisky
Its:   Secretary